Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Maturity of Debentures and Bonds
The breakdown of financial liabilities at December 31, 2024 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2025	2026	2027	2028	2029	Subsequent years	Non-current total	Total
Debentures and bonds	3,559	2,046	4,019	2,006	2,422	17,203	27,696	31,255
Promissory notes & commercial paper	1,276	12	3	19	10	129	173	1,449
Total Issues	4,835	2,058	4,022	2,025	2,432	17,332	27,869	32,704
Loans and other payables	556	389	643	277	565	1,584	3,458	4,014
Derivative instruments (Note 19)	199	160	562	376	283	484	1,865	2,064
Total	5,590	2,607	5,227	2,678	3,280	19,400	33,192	38,782
The detail and key features of outstanding debentures and bonds at December 31, 2024 are as follows (in millions of euros):

			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2025	2026	2027	2028	2029	Subsequent years	Total
T. EUROPE BV SEP_00 BOND GLOBAL D	USD	8.250%	—	—	—	—	—	1,203	1,203
TEBV FEB_03 EMTN FIXED TRANCHE B	EUR	5.875%	—	—	—	—	—	500	500
Telefónica Europe, B.V.			—	—	—	—	—	1,703	1,703
TELEF. EMISIONES JANUARY 2017	EUR	1.528%	1,127	—	—	—	—	—	1,127
TELEF. EMISIONES SEPTEMBER 2018	EUR	1.495%	892	—	—	—	—	—	892
EMTN 02 GBP	GBP	5.375%	—	603	—	—	—	—	603
TELEF. EMISIONES APRIL 2016	EUR	1.460%	—	1,279	—	—	—	—	1,279
TELEF. EMISIONES JANUARY 2018	EUR	1.447%	—	—	1,000	—	—	—	1,000
TELEF. EMISIONES MARCH 2017	USD	4.103%	—	—	1,202	—	—	—	1,202
TELEF. EMISIONES MAY 2020	EUR	1.201%	—	—	1,250	—	—	—	1,250
TELEF. EMISIONES JANUARY 2017	EUR	2.318%	—	—	—	500	—	—	500
TELEF. EMISIONES SEPTEMBER 2017	EUR	1.715%	—	—	—	1,250	—	—	1,250
TELEF. EMISIONES MARCH 2017	EUR	2.318%	—	—	—	200	—	—	200
TELEF. EMISIONES MARCH 2019	EUR	1.788%	—	—	—	—	1,000	—	1,000
EMTN GBP 10/08/2029 400 GBP	GBP	5.445%	—	—	—	—	482	—	482
TELEF. EMISIONES OCTOBER 2014	EUR	2.932%	—	—	—	—	800	—	800

			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2025	2026	2027	2028	2029	Subsequent years	Total
TELEF. EMISIONES FEBRUARY 2020	EUR	0.664%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MAY 2022 (2)	EUR	2.592%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES OCTOBER 2016	EUR	1.930%	—	—	—	—	—	750	750
TELEF. EMISIONES MAY 2020	EUR	1.807%	—	—	—	—	—	750	750
TELEF. EMISIONES JUNE 06 TRANCHE D	USD	7.045%	—	—	—	—	—	1,924	1,924
TELEF. EMISIONES APRIL 2017	USD	4.900%	—	—	—	—	—	192	192
TELEF. EMISIONES MARCH 2018	USD	4.665%	—	—	—	—	—	481	481
TELEF. EMISIONES JULY 2019	EUR	1.957%	—	—	—	—	—	500	500
TELEF. EMISIONES JULY 2020	EUR	1.864%	—	—	—	—	—	500	500
TELEF. EMISIONES APRIL 2022	EUR	1.864%	—	—	—	—	—	100	100
TELEF. EMISIONES MARCH 2017	USD	5.213%	—	—	—	—	—	1,924	1,924
TELEF. EMISIONES APRIL 2017	USD	5.213%	—	—	—	—	—	481	481
TELEF. EMISIONES MARCH 2018	USD	4.895%	—	—	—	—	—	1,203	1,203
TELEF. EMISIONES MARCH 2019	USD	5.520%	—	—	—	—	—	1,203	1,203
TELEF. EMISIONES DECEMBER 2016	EUR	4.000%	—	—	—	—	—	150	150
TELEF. EMISIONES NOVEMBER 2023 (1)	EUR	4.183%	—	—	—	—	—	850	850
TELEF. EMISIONES JANUARY 2024 (2)	EUR	3.698%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES JANUARY 2024 (2)	EUR	4.055%	—	—	—	—	—	750	750
Telefónica Emisiones, S.A.U.			2,019	1,882	3,452	1,950	2,282	14,758	26,343

			Maturity
Debentures and bonds	Currency	% Interest rate	2025	2026	2027	2028	2029	Subsequent years	Total
Bond O	CLP	3.500%	68	—	—	—	—	—	68
Bond Q	CLP	3.600%	—	87	—	—	—	—	87
Bond 144 A	USD	3.537%	—	—	—	—	—	396	396
Bond Serie T	UFC	4.200%	—	—	—	105	—	—	105
Bond Serie X	UFC	3.950%	—	—	—	—	37	—	37
Telefónica Móviles Chile, S.A.			68	87	—	105	37	396	693
Bond T. Peru 4th Program (19th Serie A)	N. SOL	VAC + 3.6250%	—	—	28	—	—	—	28
Bond T. Peru 4th Program (19th Serie B)	N. SOL	VAC + 2.8750%	—	—	—	22	—	—	22
Bond T. Peru 4th Program (37th Serie A)	N. SOL	VAC + 3.1250%	—	—	—	21	—	—	21
Bond T. Peru 4th Program (19th Serie C)	N. SOL	VAC + 3.1875%	—	—	—	9	—	—	9
Bond T. Peru 6th Program (17th Serie A)	N. SOL	VAC + 3.0938%	—	—	—	—	—	20	20
Bond T. Peru 6th Program (16th Serie A)	N. SOL	5.500%	27	—	—	—	—	—	27
Bond T. Peru 1st Private Program (1st Serie A)	N. SOL	7.281%	—	20	—	—	—	—	20
Bond T. Peru 1st Program International Issue (1sr Serie A)	N. SOL	7.375%	145	145	145	—	—	—	435
Telefónica del Perú, S.A.			172	165	173	52	—	20	582
Debentures (2)	BRL	CDI + 1.12%	233	—	—	—	—	—	233
Debentures (2)	BRL	CDI + 1.35%	—	—	311	—	—	—	311
Telefônica Brasil, S.A.			233	—	311	—	—	—	544
BOND R144-A	USD	4.950%	—	—	—	—	—	481	481
Bond C10	COP	IPC + 3.39%	—	—	—	—	33	—	33
Colombia Telecomunicaciones, S.A, ESP			—	—	—	—	33	481	514
Bond	EUR	1.750%	600	—	—	—	—	—	600
O2 Telefónica Deutschland Finanzierungs, GmbH			600	—	—	—	—	—	600
Total Outstanding Debentures and Bonds			3,092	2,134	3,936	2,107	2,352	17,358	30,979
(1) Debentures and green bonds (See Note 29.d)
(2) Debentures and sustainable bonds (See Note 29.d)

Schedule of Financial Liabilities
The composition of the financial liabilities by category at December 31, 2024 and 2023 is as follows:

December 31, 2024
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	32,704	32,704	31,638
Loans and other payables	—	—	—	—	—	—	4,014	4,014	4,016
Derivative instruments	471	—	1,593	—	2,064	—	—	2,064	2,064
Total financial liabilities	471	—	1,593	—	2,064	—	36,718	38,782	37,718

December 31, 2023
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	31,567	31,567	30,498
Loans and other payables	—	—	—	—	—	—	3,601	3,601	3,602
Derivative instruments	582	—	1,311	—	1,893	—	—	1,893	1,893
Total financial liabilities	582	—	1,311	—	1,893	—	35,168	37,061	35,993

Schedule of Reconciliation of Changes in Financial Liabilities
The movement in issues, promissory notes, commercial paper, loans and other payables in 2024 and 2023 arising from financial activities is as follows:

		Cash used in financing activities
Millions of euros	Balance at 12/31/2023	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2024
Issues	30,198	1,787	(1,140)	589	(109)	(70)	31,255
Promissory notes and commercial paper	1,369	478	(409)	1	—	10	1,449
Loans and other payables	3,601	897	(694)	(54)	—	264	4,014

		Cash used in financing activities
Millions of euros	Balance at 12/31/2022	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2023
Issues	31,268	967	(1,910)	(302)	175	—	30,198
Promissory notes and commercial paper	899	504	(43)	—	—	9	1,369
Loans and other payables	4,544	1,183	(1,456)	26	1	(697)	3,601

Schedule of Interest-Bearing Debt
Interest-bearing debt arranged or repaid in 2024 mainly includes the following:

Description	Limit 12/31/2024(*) (million euros)	Currency	Outstanding balance 12/31/2024 (million euros)	Arrangement date	Maturity date	Drawndown 2024 (million euros)	Repayment 2024 (million euros)
Telefónica, S.A.
Sustainability syndicated (1)	5,500	EUR	—	03/15/2018	01/13/2029	—	—
Bilateral loan	—	EUR	150	03/27/2024	07/31/2034	150	—
Bilateral loan	—	EUR	140	10/09/2024	10/31/2031	140	—
Bilateral loan	—	EUR	100	11/21/2024	12/16/2031	100	—
Bluevia Fibra S.L.U.
Syndicated (2)	360	EUR	325	11/16/2022	12/20/2029	75	—
Telxius Telecom, S.A.
Syndicated (3)	145	EUR	100	12/01/2023	12/04/2029	—	—
(1) The second one-year extension option for the Telefónica, S.A. sustainability-linked syndicated credit facility for up to 5,500 million euros, was executed on January 13, 2024, extending the maturity date to January 13, 2029.
(2) The second one-year extension option of the Bluevía Fibra S.L.U syndicated facility, for 360 million euros, was executed on December 20, 2024, with a maturity extending the maturity date to December 20, 2029.
(3) On December 4, 2024, the first one-year extension option of the Telxius Telecom, S.A, syndicated facility, for 145 million euros, was executed extending the maturity date to December 4, 2029. The facility has two annual extension options at Telxius Telecom, S.A. request with a maturity maximum up to 2030.
(*) Undrawn limit.
The main debentures and bonds issued by the Group in 2024 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN bond (1)	01/24/2024	01/24/2032	1,000	1,000	EUR	3.698%
EMTN bond (1)	01/24/2024	01/24/2036	750	750	EUR	4.055%
(1) Sustainable bonds (See Note 29. d)
The main financing transactions at December 31, 2024 and 2023 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2024	12/31/2023	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	62	USD	59	136	12/11/2015	03/11/2026
Structured Financing (*)	42	EUR	42	101	12/11/2015	03/11/2026
Sustainable syndicated (1)	5,500	EUR	—	—	03/15/2018	01/13/2029
Bilateral loan	—	EUR	150	150	09/26/2022	12/15/2032
Bilateral loan	—	EUR	125	125	12/23/2022	06/15/2033
Bilateral loan	—	EUR	150	150	02/14/2023	09/29/2033
Bilateral loan	—	EUR	150	—	03/27/2024	07/31/2034
Bilateral loan	—	EUR	140	—	10/09/2024	10/31/2031
Bilateral loan	—	EUR	100	—	11/21/2024	12/16/2031
Telefónica Germany GmbH & Co. OHG
EIB Financing	—	EUR	33	108	06/13/2016	06/13/2025
Sustainable syndicated	750	EUR	—	—	12/17/2019	12/17/2026
EIB Financing (Tranche 1)	—	EUR	250	300	12/18/2019	06/18/2029
EIB Financing (Tranche 2)	—	EUR	125	150	01/14/2020	07/14/2029
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan	—	COP	109	118	07/06/2021	03/19/2025
Bluevia Fibra S.L.U.
Syndicated (2)	360	EUR	325	250	11/16/2022	12/20/2029
Telxius Telecom, S.A.
Syndicated (3)	145	EUR	100	100	12/01/2023	12/04/2029
Telefónica Móviles Chile, S.A.
Bilateral loan	—	USD	125	116	08/22/2023	08/22/2026
(1) The second one-year extension option for the Telefónica, S.A. sustainability-linked syndicated credit facility for up to 5,500 million euros, was executed on January 13, 2024, extending the maturity date to January 13, 2029.
(2) The second one-year extension option of the Bluevía Fibra S.L.U syndicated facility, for 360 million euros, was executed on December 20, 2024, with a maturity extending the maturity date to December 20, 2029.
(3) On December 4, 2024, the first one-year extension option of the Telxius Telecom, S.A, syndicated facility, for 145 million euros, was executed extending the maturity date to December 4, 2029. The facility has two annual extension options at Telxius Telecom, S.A. request with a maturity maximum up to 2030.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.
Schedule of Loans and Advances to Customers
The breakdown of “Loans and other payables” line by currency at December 31, 2024 and 2023, and the equivalent value of foreign-currency loans in euros, is as follows:

	Outstanding balance (in millions)
	Local Currency		Euros
Currency	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Euro	2,685	2,266	2,685	2,266
U.S. dollar	393	389	378	352
Brazilian real	306	119	48	22
Colombian peso	1,794,020	1,402,872	391	332
Mexican peso	776	2,716	36	145
Uruguayan peso	2,905	5,455	63	126
Chilean Peso	310,338	247,252	300	255
Other currencies			113	103
Total Group			4,014	3,601